Intangible assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible assets
12.	Intangible assets

	Goodwill	Technology Know-how	Development costs	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2020	218,311	136,822	562,587	169,811	1,087,531
Addition	—	—	530,836	—	530,836

At December 31, 2020 and January 1, 2021	218,311	136,822	1,093,423	169,811	1,618,367
Addition	—	—	313,571	—	313,571
Transfer	—	414,704	(414,704)	—	—

At December 31, 2021	218,311	551,526	992,290	169,811	1,931,938

Accumulated amortization and impairment
At January 1, 2020	5,675	127,712	—	—	133,387
Amortization	—	1,012	—	—	1,012

At December 31, 2020 and January 1, 2021	5,675	128,724	—	—	134,399
Amortization	—	38,957	—	—	38,957

At December 31, 2021	5,675	167,681	—	—	173,356

Net carrying amount
At December 31, 2020	212,636	8,098	1,093,423	169,811	1,483,968

At December 31, 2021	212,636	383,845	992,290	169,811	1,758,582

US$’000	33,633	60,714	156,953	26,860	278,160

Goodwill
Goodwill represents the excess of purchase consideration over fair value of net assets of businesses acquired.
Goodwill acquired through business combinations have been allocated to two cash-generating units for impairment testing as follows:

•	Yuchai

•	Yulin Hotel. Goodwill allocated to Yulin Hotel was fully impaired in 2008.
Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Yuchai	212,636	212,636	33,633

Yuchai unit
The Group performs its impairment test annually. The recoverable amount of the unit was determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a ten-year
period. The business of Yuchai is stable since the Group has control in 1994 and the business model of Yuchai is unlikely to change in the foreseeable future. The pre-tax
discount rate applied to the cash flow projections was 12.54% (2020: 12.37%) and cash flows beyond the ten-year
period are extrapolated using a 5% growth rate (2020: 6%) that is the same as the long-term average growth rate for PRC. No impairment was identified for this unit.
Key assumptions used for value in use calculations
Key assumptions used in estimation of value in use were as follows:

•	Profit from operation

•	Discount rate

•	Growth rate used to extrapolate cash flows beyond the forecast period
Profit from operation – Profit from operation is based on management’s estimate with reference to historical performance and future business outlook of Yuchai unit.
Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group.
Growth rate estimate – Growth rate is based on management’s estimate with reference to general available indication of long-term gross domestic product growth rate of China. The long-term rates used to extrapolate the budget for Yuchai are 5% and 6.0% for 2021 and 2020 respectively.
Sensitivity to changes in assumptions
The implications of the key assumptions for the recoverable amount are discussed below:
Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by 15.21% (2020: 13.99%) would result in impairment.
Discount rate – A rise in
pre-tax
discount rate to 14.03% (2020: 13.58%) in the Yuchai unit would result in impairment.
Growth rate assumptions – Management recognizes that the speed of technological change and the possibility of new entrants can have a significant impact on growth rate assumptions. A reduction to 1.53% (2020: 3.60%) in the long-term growth rate in Yuchai unit would result in impairment.
With regard to the assessment of value in use of the Yuchai unit, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value of the unit.
Technology
know-how
At December 31, 2020, The Group has an intangible asset representing technology development costs with carrying amount of RMB 8.1 million, which is the technology know-how that relates to production of 4Y20 engines. As of December 31, 2020, the accumulated impairment loss charged on this Technology Know-how was RMB 126.7 million.
In late 2018, the Group had commenced the production of 4Y20 engines. In 2019, 2020 and 2021, management believed that there was no indicator for further impairment, and also considered there was no significant changes to the market and economic environment which will have a favourable effect to the recoverable amount of the intangible asset. Management concluded that no reversal of impairment was necessary in 2019, 2020 and 2021.
In 2021, the development of certain engine platform relating to National VI engines were completed, and the related development costs amounting to RMB 414.7 million (US$ 65.6 million) were
 transferred from development costs to Technology Know-how, and amortization
were charged accordingly based on the Group’s policy.

Development costs
During
2020
and 202
1
, the Group has capitalized development costs of RMB 530.8 million and RMB 313.6 million (US$ 49.6 million), respectively, for new engines that comply with National VI and Tier 4 emission standards. As of

December 31, 2021, the total capitalized development costs are RMB 992.3 million (US$ 157.0 million). These development costs relate to on-going
development efforts and, accordingly, have not yet been available for use, and therefore no amortization charges were recorded.
In 2020 and 2021, the Group performs an impairment test on the development costs that are not available for use. No impairment has been identified. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business
outlook. Both the 2020 and 2021, the Group used 8 years forecast and were based on the updated financial budgets approved by the senior management with no terminal value.
Key assumptions used in estimation of value in use were as follows:

•
Profit from operation – Profit from operation is based on management’s estimate with reference to historical revenue generated, growth rate and estimation of future business outlook.
In 2021, the Group used a 8 years business plan, the revenue growth rate is estimated at an average around 12% year-on-year from 2022 to 2025 due to the implementation of new emission standard and government encouragement of consumption of new energy products, decrease to 5% in 2026 and thereafter management assumed no revenue growth from 2026 to
2029.
In 2020, the business plan projected 8 years, the revenue growth rate is estimated at around 10%
year-on-year
from 2021 to 2023

and decrease to 5% in 2024 and 2025. Management assumed no revenue growth from 2026 to 2028 after reaching the commercial deployment of technology.

•
Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group. The Group has applied a pre-tax
discount rate of 12.54% (2020: 12.37%).

Sensitivity to changes in assumptions
The implications of the key assumptions for the recoverable amount are discussed below:
Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by 13.86% (2020: 25.94%) would result in impairment.
Discount rate – A rise in
pre-tax
discount rate to 15.69% (2020: 20.05%) would result in impairment.
With regard to the assessment of value in use, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value.
Trademarks
In 2019, Yuchai entered into a trademark license agreement with GY Group under which Yuchai was granted the exclusive and perpetual use of the trademarks listed in the trademark license agreement for a one-time
usage fee of RMB 169.8 million.
Management has assessed and concluded that the right granted by the trademark license, according to the terms and conditions of the trademark license agreement, is indefinite.
In 2020 and 2021, the Group performed an annual impairment review by taking Yuchai as a cash–generating unit. Using the same cash flow projection and assumptions for goodwill impairment test disclosed above, management concluded that no impairment charge is to be recognized in 2020 and 2021.